Segment Information - Schedule of Fixed Assets, Goodwill and Intangibles, Net (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Fixed assets, net book value	$ 75,767	$ 81,054				$ 88,189				$ 81,054	$ 88,189
Intangible Assets, Net (Including Goodwill)		786,584				800,517				786,584	800,517
Services	327,742	381,975	$ 342,907	$ 362,130	$ 328,791	392,547	$ 375,830	$ 379,743	$ 326,968	1,415,803	1,475,088	$ 1,513,779
UNITED STATES
Segment Reporting Information [Line Items]
Fixed assets, net book value		68,497				76,781				68,497	76,781
Intangible Assets, Net (Including Goodwill)		659,584				671,141				659,584	671,141
Services	264,561				263,017					1,116,047	1,152,055	1,172,319
CANADA
Segment Reporting Information [Line Items]
Fixed assets, net book value		4,475				4,779				4,475	4,779
Intangible Assets, Net (Including Goodwill)		64,842				61,748				64,842	61,748
Services	18,256				22,378					105,066	124,023	123,138
Other
Segment Reporting Information [Line Items]
Fixed assets, net book value		8,082				6,629				8,082	6,629
Intangible Assets, Net (Including Goodwill)		$ 62,158				$ 67,628				62,158	67,628
Services	$ 44,925				$ 43,396					$ 194,690	$ 199,010	$ 218,322